UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

December 31, 2012

1.811316.108

GVP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 6.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 6.9%
U.S. Treasury Notes
1/15/13 to 12/31/13	0.16 to 0.23%	$ 1,910,000	$ 1,931,926
Government Agency Debt - 27.1%

Federal Agencies - 27.1%
Fannie Mae
2/26/13 to 9/11/14	0.17 to 0.21 (b)	904,303	906,406
Federal Farm Credit Bank
8/20/13 to 1/12/15	0.14 to 0.23 (b)	749,000	748,887
Federal Home Loan Bank
1/10/13 to 6/10/14	0.15 to 0.23 (b)	3,982,235	3,984,031
Freddie Mac
1/15/13 to 11/27/13	0.15 to 0.23 (b)	1,928,455	1,933,878
TOTAL GOVERNMENT AGENCY DEBT			7,573,202
Government Agency Repurchase Agreement - 59.5%
	Maturity Amount (000s)
In a joint trading account at:
0.2% dated 12/31/12 due 1/2/13 (Collateralized by U.S. Government Obligations) #	$ 12,653,818	12,653,675
0.2% dated 12/31/12 due 1/2/13 (Collateralized by U.S. Government Obligations) #	195,014	195,012
With:
Barclays Capital, Inc. at:
0.18%, dated 12/26/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $327,431,460, 2.5% - 8%, 6/1/18 - 12/1/42)	321,011	321,000
0.19%, dated 12/27/12 due 1/3/13 (Collateralized by U.S. Government Obligations valued at $163,205,169, 2% - 5%, 7/1/24 - 12/1/42)	160,006	160,000
BNP Paribas Securities Corp. at 0.23%, dated:
11/20/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $81,622,418, 1.13% - 5.93%, 11/1/27 - 6/1/42)	80,030	80,000

	Maturity Amount (000s)	Value (000s)
BNP Paribas Securities Corp. at 0.23%, dated:
11/21/12 due 1/7/13:
(Collateralized by U.S. Government Obligations valued at $72,439,433, 2.45% - 6%, 3/1/25 - 3/1/42)	$ 71,026	$ 71,000
(Collateralized by U.S. Government Obligations valued at $81,621,896, 2.71% - 6.5%, 7/1/24 - 8/1/42)	80,030	80,000
11/26/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $295,869,924, 2.5% - 6%, 10/1/25 - 10/1/42)	290,111	290,000
Citibank NA at 0.2%, dated 12/26/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $145,917,639, 2.5% - 5.5%, 7/1/20 - 6/1/42)	143,006	143,000
Credit Suisse Securities (USA) LLC at:
0.24%, dated 12/10/12 due 4/9/13 (Collateralized by U.S. Government Obligations valued at $329,511,404, 2.5% - 6.5%, 11/15/24 - 11/15/42)	323,258	323,000
0.25%, dated:
10/4/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $225,558,865, 3.5% - 6%, 7/20/38 - 11/20/42)	221,141	221,000
11/21/12 due 2/20/13 (Collateralized by U.S. Government Obligations valued at $408,115,843, 3% - 6%, 11/15/24 - 8/20/42)	400,253	400,000
0.26%, dated 10/4/12 due 1/11/13 (Collateralized by U.S. Government Obligations valued at $225,568,435, 2.5% - 5.35%, 7/20/42 - 5/15/53)	221,158	221,000
ING Financial Markets LLC at:
0.23%, dated:
11/28/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $62,804,952, 2.5% - 5%, 2/15/17 - 1/1/42)	61,022	61,000
12/3/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $40,808,264, 0.13% - 6.17%, 4/15/16 - 5/1/42)	40,015	40,000
12/7/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $7,145,300, 0.13% - 5.55%, 4/15/16 - 1/1/41)	7,003	7,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.24%, dated 12/21/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $40,172,692, 1.21% - 5%, 3/15/32 - 9/25/41)	$ 39,016	$ 39,000
Morgan Stanley & Co., Inc. at 0.18%, dated 12/28/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $122,403,060, 2% - 6.26%, 2/1/18 - 12/1/42)	120,004	120,000
RBC Capital Markets Corp. at:
0.2%, dated:
12/14/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $323,601,938, 2% - 8.5%, 2/13/17 - 12/1/42)	317,055	317,000
12/17/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $654,995,571, 2% - 6.5%, 2/13/17 - 1/25/43)	641,107	641,000
0.25%, dated:
10/15/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $167,371,799, 1.36% - 8.5%, 9/30/17 - 11/1/42)	164,104	164,000
RBC Capital Markets Corp. at 0.25%, dated:
10/24/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $38,778,974, 2.1% - 5.02%, 1/1/36 - 11/1/42)	38,024	38,000
RBS Securities, Inc. at 0.25%, dated 12/3/12 due 1/3/13 (Collateralized by U.S. Government Obligations valued at $47,950,029, 1.36% - 5.4%, 1/1/16 - 3/1/50)	47,010	47,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		16,632,687
TOTAL INVESTMENT PORTFOLIO - 93.5% (Cost $26,137,815)		26,137,815
NET OTHER ASSETS (LIABILITIES) - 6.5%		1,804,443
NET ASSETS - 100%		$ 27,942,258
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$12,653,675,000 due 1/02/13 at 0.20%
BNP Paribas Securities Corp.	$ 933,711
Bank of America NA	2,058,280
Barclays Capital, Inc.	654,907
Citibank NA	1,075,919
Citigroup Global Markets, Inc.	187,116
Credit Agricole CIB New York Branch	1,871,164
Credit Suisse Securities (USA) LLC	373,484
Deutsche Bank Securities, Inc.	325,582
HSBC Securities (USA), Inc.	1,085,275
ING Financial Markets LLC	149,693
J.P. Morgan Securities, Inc.	409,785
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,278,497
Morgan Stanley & Co., Inc.	572,576
RBC Capital Markets Corp.	430,368
Societe Generale	374,233
UBS Securities LLC	68,485
Wells Fargo Securities LLC	804,600
$ 12,653,675
$195,012,000 due 1/02/13 at 0.20%
Citibank NA	$ 63,591
Merrill Lynch, Pierce, Fenner & Smith, Inc.	46,633
Wells Fargo Securities LLC	84,788
$ 195,012
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2012, the cost of investment securities for income tax purposes was $26,137,815,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

December 31, 2012

1.811317.108
MMP-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 40.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.0%
Branch Banking & Trust Co.
3/28/13 to 4/30/13	0.32 to 0.36%	$ 387,000	$ 387,000
State Street Bank & Trust Co., Boston
1/17/13 to 6/7/13	0.22 to 0.28	975,000	975,000
			1,362,000
London Branch, Eurodollar, Foreign Banks - 5.9%
Australia & New Zealand Banking Group Ltd.
4/22/13	0.25	240,000	240,004
Commonwealth Bank of Australia
1/24/13 to 3/14/13	0.24	224,000	224,000
DNB Bank ASA
1/22/13	0.30	234,000	234,000
HSBC Bank PLC
4/12/13	0.30	136,000	136,000
Mizuho Corporate Bank Ltd.
1/9/13 to 4/22/13	0.30 to 0.35	266,000	266,001
National Australia Bank Ltd.
1/11/13 to 6/3/13	0.26 to 0.42 (c)	2,883,000	2,883,000
			3,983,005
New York Branch, Yankee Dollar, Foreign Banks - 32.4%
Bank of Montreal Chicago CD Program
2/13/13 to 9/6/13	0.22 to 0.44 (c)	1,924,500	1,924,500
Bank of Nova Scotia
4/11/13 to 9/17/13	0.24 to 0.54 (c)	1,140,500	1,140,500
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/8/13 to 3/26/13	0.27 to 0.50 (c)	2,924,000	2,924,000
Canadian Imperial Bank of Commerce
6/3/13 to 9/17/13	0.29 to 0.42 (c)	1,093,000	1,093,000
Credit Suisse
2/19/13	0.27	443,000	443,000
DnB NOR Bank ASA
1/14/13 to 2/12/13	0.25 to 0.30	227,000	227,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/13 to 5/2/13	0.40 to 0.55	409,000	409,000
Mizuho Corporate Bank Ltd.
1/7/13 to 4/8/13	0.30 to 0.41	2,356,900	2,356,988
Natexis Banques Populaires New York Branch
2/4/13 to 2/5/13	0.30	295,000	295,000
Nordea Bank Finland PLC
2/20/13 to 5/17/13	0.25 to 0.28	1,419,000	1,419,000
Royal Bank of Canada
2/11/13 to 8/30/13	0.38 to 0.74 (c)	499,000	499,000
Skandinaviska Enskilda Banken
1/22/13 to 2/6/13	0.26	456,000	456,000
Societe Generale
2/1/13	0.35	1,108,000	1,108,000
Sumitomo Mitsui Banking Corp.
1/24/13 to 5/8/13	0.25 to 0.44 (c)	3,308,000	3,308,006

	Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Trust & Banking Co. Ltd.
1/9/13 to 2/26/13	0.30%	$ 1,479,000	$ 1,479,000
Svenska Handelsbanken, Inc.
1/18/13 to 5/20/13	0.25 to 0.28	1,071,000	1,071,009
Toronto-Dominion Bank
2/4/13 to 9/13/13	0.24 to 0.32 (c)	1,312,000	1,312,003
UBS AG
5/7/13	0.32 (c)	306,000	306,000
Westpac Banking Corp.
1/29/13	0.23	113,000	113,000
			21,884,006
TOTAL CERTIFICATE OF DEPOSIT			27,229,011
Financial Company Commercial Paper - 13.9%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/4/13	0.35	66,000	65,998
Barclays U.S. Funding Corp.
2/1/13	0.25	1,311,000	1,310,718
BNP Paribas Finance, Inc.
3/28/13	0.31	727,000	726,462
Commonwealth Bank of Australia
2/4/13 to 6/21/13	0.23 to 0.32 (c)	875,000	874,902
DNB Bank ASA
1/7/13 to 3/25/13	0.25 to 0.30	947,000	946,687
General Electric Capital Corp.
1/9/13 to 4/30/13	0.25 to 0.40	685,000	684,580
JPMorgan Chase & Co.
4/26/13	0.30 (c)	452,000	452,000
Natexis Banques Populaires U.S. Finance Co. LLC
2/4/13	0.30	455,000	454,871
Nationwide Building Society
3/4/13 to 3/7/13	0.30	114,000	113,939
Nordea North America, Inc.
4/4/13	0.25	200,000	199,871
PNC Bank NA
2/15/13	0.39	143,000	142,930
Skandinaviska Enskilda Banken AB
2/1/13 to 3/5/13	0.26 to 0.28	447,000	446,852
Svenska Handelsbanken, Inc.
1/15/13 to 4/8/13	0.24 to 0.28	525,000	524,883
Toyota Motor Credit Corp.
2/27/13 to 3/8/13	0.31 to 0.32	178,000	177,904
UBS Finance, Inc.
1/14/13 to 4/25/13	0.30 to 0.45	922,000	921,105
Westpac Banking Corp.
3/6/13 to 7/1/13	0.22 to 0.28 (c)	1,320,000	1,319,913
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			9,363,615
Asset Backed Commercial Paper - 1.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Ciesco LP (Citibank NA Guaranteed)
1/8/13	0.35%	$ 30,000	$ 29,998
2/22/13	0.33	91,000	90,957
Govco, Inc. (Liquidity Facility Citibank NA)
1/3/13	0.25	56,000	55,999
1/8/13	0.35	30,000	29,998
2/1/13	0.35	31,000	30,991
2/1/13	0.35	75,000	74,977
2/15/13	0.33	30,000	29,988
2/20/13	0.33	63,000	62,971
2/25/13	0.33	44,000	43,978
2/5/13	0.35	32,000	31,989
2/5/13	0.30	63,000	62,982
3/1/13	0.33	123,000	122,933
3/4/13	0.33	31,000	30,982
3/5/13	0.33	32,000	31,982
3/8/13	0.33	12,000	11,993
TOTAL ASSET BACKED COMMERCIAL PAPER			742,718
Treasury Debt - 9.1%

U.S. Treasury Obligations - 9.1%
U.S. Treasury Bills
4/18/13 to 8/22/13	0.15 to 0.20	1,331,300	1,330,490
U.S. Treasury Notes
2/15/13 to 12/15/13	0.15 to 0.24	4,768,090	4,794,042
TOTAL TREASURY DEBT			6,124,532
Other Note - 2.6%

Medium-Term Notes - 2.6%
Royal Bank of Canada
9/1/13 to 9/13/13	0.46 to 0.69 (b)(c)	1,126,000	1,126,000
9/6/13	0.36 (c)	630,000	629,914
TOTAL OTHER NOTE			1,755,914
Variable Rate Demand Note - 0.2%

California - 0.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 A, LOC Bank of America NA, VRDN
1/7/13	0.15 (c)	7,900	7,900
Colorado - 0.0%
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA, VRDN
1/7/13	0.15 (c)	11,175	11,175
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/13	0.21 (c)	67,000	67,000

	Yield (a)	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.0%
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
1/7/13	0.13% (c)	$ 800	$ 800
New York - 0.1%
New York Hsg. Fin. Agcy. Rev. (29 Flatbush Ave. Hsg. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
1/7/13	0.15 (c)	30,000	30,000
Ohio - 0.0%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, LOC JPMorgan Chase Bank, VRDN
1/7/13	0.14 (c)	23,000	23,000
TOTAL VARIABLE RATE DEMAND NOTE			139,875
Government Agency Debt - 4.4%

Federal Agencies - 4.4%
Fannie Mae
2/21/13 to 9/11/14	0.17 to 0.22 (c)	685,825	686,053
Federal Home Loan Bank
2/6/13 to 6/25/14	0.16 to 0.22 (c)	1,893,400	1,893,318
Freddie Mac
2/27/13 to 3/11/13	0.15 to 0.16	391,000	390,894
TOTAL GOVERNMENT AGENCY DEBT			2,970,265
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
4/1/13	0.53 (c)(d)	87,000	87,000
Other Instrument - 4.1%

Time Deposits - 4.1%
Credit Agricole Cib (TD)
1/2/13	0.18	1,000,000	1,000,000
Natixis SA
1/2/13	0.12 to 0.22	1,742,000	1,742,000
TOTAL OTHER INSTRUMENT			2,742,000
Government Agency Repurchase Agreement - 9.5%
	Maturity Amount (000s)
In a joint trading account at 0.2% dated 12/31/12 due 1/2/13 :
(Collateralized by U.S. Government Obligations) #	3,708,779	3,708,737
(Collateralized by U.S. Government Obligations) #	95,923	95,922
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With:
BNP Paribas Securities Corp. at 0.23%, dated:
11/20/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $210,177,725, 2.36% - 6.5%, 5/15/18 - 11/1/42)	$ 206,078	$ 206,000
11/21/12 due 1/7/13:
(Collateralized by U.S. Government Obligations valued at $210,176,383, 2.5% - 6.01%, 4/1/22 - 11/1/42)	206,076	206,000
(Collateralized by U.S. Government Obligations valued at $189,770,908, 2% - 6%, 12/15/19 - 12/20/42)	186,069	186,000
11/26/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $753,274,869, 1.63% - 7.5%, 9/1/13 - 12/1/42)	738,283	738,000
Citibank NA at 0.2%, dated 12/26/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $384,554,955, 2.5% - 5.5%, 7/1/20 - 12/15/52)	377,015	377,000
ING Financial Markets LLC at:
0.23%, dated:
11/28/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $157,595,760, 0.61% - 5%, 2/15/17 - 1/1/42)	153,056	153,000
12/3/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $104,059,410, 0.13% - 5.98%, 4/15/16 - 5/1/42)	102,039	102,000
12/7/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $21,423,649, 0.13% - 5.34%, 4/15/16 - 1/1/42)	21,008	21,000
0.24%, dated 12/21/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $108,118,116, 0.46% - 3.9%, 9/25/23 - 7/25/48)	105,042	105,000
Morgan Stanley & Co., Inc. at 0.18%, dated 12/28/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $326,408,219, 4% - 5%, 12/1/27 - 12/1/42)	320,011	320,000

	Maturity Amount (000s)	Value (000s)
RBC Capital Markets Corp. at 0.25%, dated 10/24/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $106,250,205, 2.33% - 9.5%, 2/13/17 - 12/20/42)	$ 104,065	$ 104,000
RBS Securities, Inc. at 0.25%, dated 12/3/12 due 1/3/13 (Collateralized by U.S. Government Obligations valued at $122,426,408, 1.67% - 6.5%, 5/1/16 - 5/1/50)	120,026	120,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		6,442,659
Other Repurchase Agreement - 14.7%

Other Repurchase Agreement - 14.7%
With:
BNP Paribas Securities Corp. at:
0.32%, dated 12/31/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $76,501,361, 2.15% - 7%, 1/15/33 - 9/20/62)	75,001	75,000
0.34%, dated 12/7/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $98,724,237, 1.07% - 8.7%, 4/15/13 - 12/31/49)	94,028	94,000
0.55%, dated 12/27/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $33,608,632, 5.88% - 8.05%, 8/2/21 - 7/15/37)	31,015	31,000
Credit Suisse Securities (USA) LLC at:
0.29%, dated 12/28/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $121,546,203, 0% - 7%, 12/25/19 - 4/20/60)	118,007	118,000
0.33%, dated 12/28/12 due 1/4/13 (Collateralized by Equity Securities valued at $153,369,919)	142,009	142,000
0.52%, dated 10/16/12 due 1/15/13 (Collateralized by Equity Securities valued at $203,271,519)	188,247	188,000
0.72%, dated 10/30/12 due 2/1/13 (Collateralized by Corporate Obligations valued at $50,826,299, 0.25% - 6.5%, 10/15/13 - 11/15/26)	47,088	47,000
0.77%, dated 11/19/12 due 2/19/13 (Collateralized by Corporate Obligations valued at $62,722,578, 0.31% - 7.86%, 6/15/17 - 2/16/51)	58,114	58,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.78%, dated:
10/15/12 due 1/14/13 (Collateralized by Mortgage Loan Obligations valued at $139,282,305, 0% - 7.54%, 2/15/19 - 10/15/48)	$ 117,231	$ 117,000
10/16/12 due 1/17/13 (Collateralized by Mortgage Loan Obligations valued at $190,005,831, 0% - 53.92% 3/6/20 - 2/12/51)	176,355	176,000
10/22/12 due 1/24/13 (Collateralized by Mortgage Loan Obligations valued at $63,135,732, 0.29% - 8.06%, 12/16/19 - 12/20/54)	58,118	58,000
10/24/12 due 1/23/13 (Collateralized by Corporate Obligations valued at $63,786,796, 0.33% - 53.92%, 3/6/20 - 3/12/51)	59,116	59,000
11/6/12 due 2/4/13 (Collateralized by Mortgage Loan Obligations valued at $64,272,442, 0% - 7.17%, 4/15/17 - 12/10/49)	59,115	59,000
0.8%, dated:
10/1/12 due 1/2/13 (Collateralized by Corporate Obligations valued at $63,407,005, 0.31% - 53.92%, 6/15/17 - 1/15/49)	59,122	59,000
10/9/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $125,611,150, 0% - 53.92%, 9/15/21 - 2/10/51)	116,232	116,000
Deutsche Bank Securities, Inc. at:
0.2%, dated 12/31/12 due 1/2/13 (Collateralized by Equity Securities valued at $79,920,904)	74,001	74,000
0.47%, dated 12/31/12 due 1/2/13 (Collateralized by Equity Securities valued at $108,002,837)	100,003	100,000
HSBC Securities, Inc. at 0.22%, dated 12/31/12 due 1/2/13 (Collateralized by Corporate Obligations valued at $87,153,721, 1.13% - 9.95%, 3/15/13 - 12/31/49)	83,001	83,000

	Maturity Amount (000s)	Value (000s)
J.P. Morgan Clearing Corp. at:
0.5%, dated 10/18/12 due 1/17/13 (Collateralized by Equity Securities valued at $85,960,218)	$ 79,100	$ 79,000
0.66%, dated 12/12/12 due 4/11/13 (Collateralized by Corporate Obligations valued at $177,245,179, 2.5% - 5.5%, 5/15/14 - 10/15/38)	163,359	163,000
0.69%, dated 10/22/12 due 2/19/13 (Collateralized by Corporate Obligations valued at $170,889,122, 2.5% - 8%, 3/15/15 - 2/15/40)	157,361	157,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $171,993,177)	158,561	158,000
0.73%, dated 10/22/12 due 3/21/13 (Collateralized by Corporate Obligations valued at $170,901,632, 1.75% - 6%, 6/15/14 - 11/15/40)	157,478	157,000
0.79%, dated 9/13/12 due 1/11/13 (Collateralized by Corporate Obligations valued at $173,247,586, 1.75% - 4.25%, 10/1/14 - 12/15/37)	159,419	159,000
J.P. Morgan Securities, Inc. at:
0.17%, dated 12/31/12 due 1/2/13 (Collateralized by Commercial Paper Obligations valued at $488,224,216, 2/28/13 - 3/21/13)	474,004	474,000
0.3%, dated 12/26/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $917,768,268, 0.05% - 8.77%, 6/15/23 - 12/15/42)	891,052	891,000
0.38%, dated 12/28/12 due 1/4/13 (Collateralized by Corporate Obligations valued at $86,103,510, 2.44% - 10.2%, 10/24/13 - 12/15/42)	82,006	82,000
0.46%, dated 12/14/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $125,308,010, 0.33% - 1%, 7/25/35 - 5/25/47)	116,046	116,000
0.68%, dated 12/28/12 due 1/4/13 (Collateralized by Mortgage Loan Obligations valued at $25,922,340, 0.48% - 5.7%, 10/19/34 - 12/10/49)	24,003	24,000
0.73%, dated 12/17/12 due 3/18/13 (Collateralized by Mortgage Loan Obligations valued at $128,556,533, 0.36% - 5.62%, 7/20/35 - 8/25/47)	119,220	119,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.92%, dated 9/21/12 due 3/20/13 (Collateralized by Mortgage Loan Obligations valued at $122,355,835, 0.36% - 0.61%, 5/25/35 - 5/25/47)	$ 113,520	$ 113,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.22%, dated 12/31/12 due 1/2/13 (Collateralized by Equity Securities valued at $2,131,946,058)	1,974,024	1,974,000
0.3%, dated 12/21/12 due 1/2/13 (Collateralized by Commercial Paper Obligations valued at $163,787,846, 2/28/13 - 4/25/13)	159,016	159,000
0.38%, dated 12/26/12 due 1/2/13 (Collateralized by Equity Securities valued at $354,266,187)	328,024	328,000
0.57%, dated 12/31/12 due 1/2/13 (Collateralized by Mortgage Loan Obligations valued at $927,749,378, 0% - 7.44%, 11/17/13 - 8/15/56)	859,027	859,000
0.62%, dated 12/31/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $174,966,027, 0% - 113.77%, 8/7/13 - 11/23/52)	162,020	162,000
RBC Capital Markets Co. at:
0.32%, dated 12/27/12 due 1/3/13 (Collateralized by U.S. Government Obligations valued at $96,153,264, 0% - 6.44%, 2/13/17 - 9/15/42)	91,006	91,000
0.33%, dated 12/27/12 due 1/3/13 (Collateralized by U.S. Government Obligations valued at $65,986,264, 4% - 6.34%, 4/25/32 - 8/25/42)	64,004	64,000
0.43%, dated:
12/10/12 due 1/7/13:
(Collateralized by Corporate Obligations valued at $26,990,171, 3.5% - 15%, 9/1/13 - 8/1/42)	25,010	25,000
(Collateralized by Corporate Obligations valued at $64,313,449, 0% - 6.04%, 8/15/18 - 9/1/46)	60,025	60,000
12/19/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $65,666,285, 0.37% - 6%, 8/15/16 - 5/25/47)	61,022	61,000

	Maturity Amount (000s)	Value (000s)
0.45%, dated 12/27/12 due 1/3/13 (Collateralized by Corporate Obligations valued at $39,963,206, 1% - 5%, 5/15/13 - 6/1/38)	$ 37,003	$ 37,000
RBS Securities, Inc. at:
0.85%, dated:
12/17/12 due 1/16/13 (Collateralized by U.S. Government Obligations valued at $238,012,206, 1% - 8.24%, 4/25/22 - 9/16/46)	231,164	231,000
12/19/12 due 1/18/13 (Collateralized by U.S. Government Obligations valued at $84,486,064, 3% - 4.5%, 12/15/38 - 6/15/42)	82,058	82,000
1.1%, dated 12/10/12 due 2/4/13 (Collateralized by U.S. Government Obligations valued at $332,903,582, 0.56% - 7.09%, 12/25/33 - 6/20/62)	324,767	323,000
Royal Bank of Scotland PLC at 0.85%, dated 12/7/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $100,749,743, 0% - 21.23%, 7/7/17 - 2/10/51)	94,069	94,000
UBS Securities LLC at:
0.5%, dated:
10/18/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $59,462,701, 0.75% - 6%, 5/15/13 - 4/1/41)	55,069	55,000
11/19/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $50,647,470, 0% - 12.5%, 1/2/13 - 12/15/49)	47,060	47,000
0.55%, dated 10/4/12 due 1/7/13 (Collateralized by Corporate Obligations valued at $85,437,316, 0.25% - 7.5%, 5/15/13 - 3/1/42)	79,117	79,000
Wells Fargo Securities, LLC at:
0.18%, dated 12/31/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $258,505,774, 0% - 79.68%, 1/15/13 - 11/16/52)	250,003	250,000
0.5%, dated 12/18/12 due 2/15/13 (Collateralized by Corporate Obligations valued at $115,487,375, 0% - 7.63%, 1/15/13 - 4/1/46)	110,090	110,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Wells Fargo Securities, LLC at:
0.55%, dated:
11/20/12 due:
2/19/13 (Collateralized by Corporate Obligations valued at $82,660,567, 0% - 9.75%, 3/15/13 - 8/25/44)	$ 79,110	$ 79,000
2/20/13 (Collateralized by Corporate Obligations valued at $82,741,765, 0% - 9.38%, 3/25/13 - 10/15/42)	79,111	79,000
12/18/12 due:
3/19/13 (Collateralized by Corporate Obligations valued at $114,987,880, 0% - 8.75%, 4/12/13 - 9/25/43)	110,153	110,000
3/20/13 (Collateralized by Corporate Obligations valued at $137,466,269, 0% - 10.50%, 1/14/13 - 12/15/42)	131,184	131,000
3/21/13 (Collateralized by Corporate Obligations valued at $87,169,972, 1.85% - 9.38%, 1/15/13 - 6/15/45)	83,118	83,000
TOTAL OTHER REPURCHASE AGREEMENT		9,919,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $67,516,589)		67,516,589
NET OTHER ASSETS (LIABILITIES) - 0.0%		26,862
NET ASSETS - 100%		$ 67,543,451
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,126,000,000 or 1.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.53%, 4/1/13	7/18/12	$ 87,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,708,737,000 due 1/02/13 at 0.20%
BNP Paribas Securities Corp.	$ 273,667
Bank of America NA	603,273
Barclays Capital, Inc.	191,950
Citibank NA	315,347
Citigroup Global Markets, Inc.	54,843
Credit Agricole CIB New York Branch	548,430
Credit Suisse Securities (USA) LLC	109,467
Deutsche Bank Securities, Inc.	95,427
HSBC Securities (USA), Inc.	318,089
ING Financial Markets LLC	43,874
J.P. Morgan Securities, Inc.	120,106
Merrill Lynch, Pierce, Fenner & Smith, Inc.	374,722
Morgan Stanley & Co., Inc.	167,820
RBC Capital Markets Corp.	126,139
Societe Generale	109,686
UBS Securities LLC	20,073
Wells Fargo Securities LLC	235,825
$ 3,708,738
$95,922,000 due 1/02/13 at 0.20%
Citibank NA	$ 31,279
Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,938
Wells Fargo Securities LLC	41,705
$ 95,922
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy, The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2012, the cost of investment securities for income tax purposes was $67,516,589,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

December 31, 2012

1.811333.108

DOM-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 34.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.9%
Branch Banking & Trust Co.
3/28/13 to 4/29/13	0.32 to 0.36%	$ 325,000	$ 325,000
State Street Bank & Trust Co., Boston
1/17/13 to 3/14/13	0.22 to 0.23	600,000	600,000
			925,000
London Branch, Eurodollar, Foreign Banks - 5.7%
Australia & New Zealand Banking Group Ltd.
4/22/13	0.25	190,000	190,003
DNB Bank ASA
1/22/13	0.30	187,000	187,000
HSBC Bank PLC
4/12/13	0.30	114,000	114,000
Mizuho Corporate Bank Ltd.
1/9/13	0.35	85,000	85,000
National Australia Bank Ltd.
1/11/13 to 5/9/13	0.26 to 0.42 (d)	2,216,000	2,216,000
			2,792,003
New York Branch, Yankee Dollar, Foreign Banks - 27.1%
Bank of Montreal Chicago CD Program
3/1/13 to 9/6/13	0.30 to 0.44 (d)	500,000	500,000
Bank of Nova Scotia
6/7/13 to 9/17/13	0.29 to 0.54 (d)	495,000	495,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/8/13 to 3/26/13	0.27 to 0.50 (d)	1,875,000	1,875,000
Canadian Imperial Bank of Commerce
6/3/13 to 9/17/13	0.29 to 0.42 (d)	1,088,000	1,088,000
Credit Suisse
2/4/13 to 2/19/13	0.27 to 0.31	426,000	426,000
DnB NOR Bank ASA
1/14/13 to 2/12/13	0.25 to 0.30	190,000	190,000
Mitsubishi UFJ Trust & Banking Corp.
2/19/13	0.55	445,000	445,000
Mizuho Corporate Bank Ltd.
1/7/13 to 4/8/13	0.32 to 0.41	1,696,000	1,696,007
Nordea Bank Finland PLC
2/20/13	0.27	280,000	280,000
Royal Bank of Canada
2/11/13 to 8/30/13	0.38 to 0.74 (d)	740,000	740,000
Skandinaviska Enskilda Banken
1/22/13 to 2/6/13	0.26	381,000	381,000
Sumitomo Mitsui Banking Corp.
2/12/13 to 5/8/13	0.35 to 0.44 (d)	2,509,000	2,509,005
Sumitomo Trust & Banking Co. Ltd.
1/9/13 to 2/26/13	0.30	1,240,000	1,240,000
Svenska Handelsbanken, Inc.
1/18/13 to 5/20/13	0.25 to 0.28	888,000	888,007
Toronto-Dominion Bank
2/4/13 to 7/19/13	0.30 to 0.31 (d)	494,500	494,503

	Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
1/29/13	0.23%	$ 95,000	$ 95,000
			13,342,522
TOTAL CERTIFICATE OF DEPOSIT			17,059,525
Financial Company Commercial Paper - 6.6%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/4/13	0.35	55,000	54,998
Commonwealth Bank of Australia
2/4/13 to 6/21/13	0.25 to 0.32 (d)	115,000	114,988
DNB Bank ASA
1/7/13 to 3/6/13	0.25 to 0.30	562,000	561,875
JPMorgan Chase & Co.
4/26/13	0.30 (d)	385,000	385,000
PNC Bank NA
2/15/13	0.39	118,000	117,942
Skandinaviska Enskilda Banken AB
2/1/13 to 2/5/13	0.26	243,000	242,940
Svenska Handelsbanken, Inc.
1/15/13 to 1/22/13	0.25	221,000	220,974
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	146,000	145,920
UBS Finance, Inc.
1/14/13 to 4/25/13	0.31 to 0.45	729,000	728,256
Westpac Banking Corp.
6/10/13 to 7/1/13	0.26 to 0.28 (d)	643,000	643,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			3,215,893
Treasury Debt - 10.7%

U.S. Treasury Obligations - 10.7%
U.S. Treasury Notes
2/15/13 to 12/31/13	0.16 to 0.23	5,221,000	5,271,806
Other Note - 2.6%

Medium-Term Notes - 2.6%
Royal Bank of Canada
9/1/13 to 9/13/13	0.46 to 0.69 (b)(d)	552,000	552,000
9/6/13	0.36 (d)	714,000	713,902
TOTAL OTHER NOTE			1,265,902
Variable Rate Demand Note - 0.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/13	0.21% (d)	$ 37,000	$ 37,000
Florida - 0.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/13	0.21 (d)	25,155	25,155
Indiana - 0.0%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
1/7/13	0.18 (d)(e)	25,000	25,000
Washington - 0.0%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
1/7/13	0.18 (d)(e)	20,000	20,000
TOTAL VARIABLE RATE DEMAND NOTE			107,155
Government Agency Debt - 3.4%

Federal Agencies - 3.1%
Fannie Mae
2/22/13 to 9/11/14	0.17 to 0.19 (d)	398,000	398,034
Federal Home Loan Bank
2/13/13 to 6/25/14	0.16 to 0.22 (d)	1,081,800	1,081,859
Freddie Mac
4/15/13	0.17	63,000	63,261
			1,543,154
Other Government Related - 0.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
1/15/13	0.18 (c)	146,000	145,993
TOTAL GOVERNMENT AGENCY DEBT			1,689,147
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
4/1/13	0.53 (d)(f)	71,000	71,000
Other Instrument - 4.1%

Time Deposits - 4.1%
Credit Agricole Cib (TD)
1/2/13	0.18	1,000,000	1,000,000
Natixis SA
1/2/13	0.12	1,000,000	1,000,000
TOTAL OTHER INSTRUMENT			2,000,000
Government Agency Repurchase Agreement - 32.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.2% dated 12/31/12 due 1/2/13 (Collateralized by U.S. Government Obligations) #	$ 12,571,747	$ 12,571,605
0.2% dated 12/31/12 due 1/2/13 (Collateralized by U.S. Government Obligations) #	724,034	724,026
With:
BNP Paribas Securities Corp. at 0.23%, dated:
11/20/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $174,467,917, 2.23% - 6%, 12/1/21 - 9/1/42)	171,064	171,000
11/21/12 due 1/7/13:
(Collateralized by U.S. Government Obligations valued at $157,122,151, 3% - 5.5%, 1/1/26 - 12/15/42)	154,057	154,000
(Collateralized by U.S. Government Obligations valued at $174,466,804, 2.6% - 6%, 12/15/25 - 8/1/42)	171,063	171,000
Citibank NA at 0.2%, dated 12/26/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $284,591,068, 2.38% - 5.5%, 8/1/20 - 12/20/42)	279,011	279,000
Credit Suisse Securities (USA) LLC at:
0.25%, dated 10/4/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $515,113,870, 3% - 9.25%, 4/15/20 - 11/1/42)	503,321	503,000
0.26%, dated 10/4/12 due 1/11/13 (Collateralized by U.S. Government Obligations valued at $513,386,416, 2.43% - 7.5%, 9/15/24 - 5/15/53)	503,360	503,000
ING Financial Markets LLC at:
0.23%, dated:
11/28/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $133,894,099, 0.61% - 6%, 2/15/17 - 1/1/42)	130,047	130,000
12/3/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $87,737,389, 0.13% - 5.96%, 4/15/16 - 5/1/42)	86,033	86,000
12/7/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $18,363,061, 0.13% - 4.81%, 4/15/16 - 1/1/41)	18,007	18,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.24%, dated 12/21/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $82,405,494, 3% - 6%, 5/25/18 - 9/25/41)	$ 80,032	$ 80,000
Morgan Stanley & Co., Inc. at 0.18%, dated 12/28/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $242,766,069, 3.5% - 4.5%, 10/1/40 - 8/1/42)	238,008	238,000
RBC Capital Markets Corp. at 0.25%, dated 10/24/12 due 1/7/13 (Collateralized by U.S. Government Obligations valued at $89,806,703, 2% - 9.3%, 7/15/21 - 11/15/42)	88,055	88,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		15,716,631
Other Repurchase Agreement - 5.5%

Other Repurchase Agreement - 5.5%
With:
Credit Suisse Securities (USA) LLC at:
0.29%, dated 12/28/12 due 1/4/13 (Collateralized by U.S. Government Obligations valued at $90,646,156, 0.51% - 6.54%, 12/16/25 - 2/16/53)	88,005	88,000
0.33%, dated 12/28/12 due 1/4/13 (Collateralized by Equity Securities valued at $113,407,385)	105,007	105,000
0.37%, dated 12/31/12 due 1/2/13 (Collateralized by Corporate Obligations valued at $86,403,213, 4.9% - 14%, 2/1/15 - 7/9/37)	80,002	80,000
0.52%, dated 10/16/12 due 1/15/13 (Collateralized by Equity Securities valued at $168,672,150)	156,205	156,000
0.72%, dated 10/30/12 due 2/1/13 (Collateralized by Corporate Obligations valued at $43,256,231, 0.75% - 5.5%, 7/15/14 - 10/15/38)	40,075	40,000
0.77%, dated 11/19/12 due 2/19/13 (Collateralized by Mortgage Loan Obligations valued at $54,149,885, 0% - 7.17%, 4/15/17 - 10/15/48)	50,098	50,000
0.78%, dated:
10/15/12 due 1/14/13 (Collateralized by Mortgage Loan Obligations valued at $105,987,215, 0% - 53.92%, 6/15/17 - 4/10/49)	98,193	98,000

	Maturity Amount (000s)	Value (000s)
10/16/12 due 1/17/13 (Collateralized by Mortgage Loan Obligations valued at $158,063,601, 0% - 7.25%, 6/15/17 - 6/12/50)	$ 145,292	$ 145,000
10/22/12 due 1/24/13 (Collateralized by Mortgage Loan Obligations valued at $52,787,489, 0% - 8.06%, 11/15/30 - 12/20/54)	49,100	49,000
10/24/12 due 1/23/13 (Collateralized by Mortgage Loan Obligations valued at $54,093,569, 0.33% - 7.96%, 7/15/13 - 11/25/47)	50,099	50,000
11/6/12 due 2/4/13 (Collateralized by Mortgage Loan Obligations valued at $53,097,100, 0% - 7.77%, 8/25/21 - 10/15/48)	49,096	49,000
0.8%, dated:
10/1/12 due 1/2/13 (Collateralized by Corporate Obligations valued at $53,062,891, 0.1% - 7.4%, 7/15/30 - 12/20/54)	49,101	49,000
10/9/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $107,132,991, 0.32% - 53.92%, 3/15/28 - 3/22/51)	99,198	99,000
J.P. Morgan Securities, Inc. at:
0.17%, dated 12/31/12 due 1/2/13 (Collateralized by Commercial Paper Obligations valued at $465,560,524, 0.16% - 0.24%, 1/17/13 - 4/4/13)	452,004	452,000
0.3%, dated 12/26/12 due 1/2/13 (Collateralized by U.S. Government Obligations valued at $676,738,634, 0.02% - 41.37%, 5/15/22 - 1/25/43)	657,038	657,000
0.38%, dated 12/28/12 due 1/4/13 (Collateralized by Corporate Obligations valued at $64,055,708, 2.8% - 8.63%, 10/9/15 - 10/1/41)	61,005	61,000
0.46%, dated 12/14/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $103,704,358, 5% - 6%, 2/25/35 - 8/12/48)	96,038	96,000
0.68%, dated 12/28/12 due 1/4/13 (Collateralized by Mortgage Loan Obligations valued at $19,442,218, 5.31% - 5.8%, 4/25/35 - 5/15/46)	18,002	18,000
0.73%, dated 12/17/12 due 3/18/13 (Collateralized by Mortgage Loan Obligations valued at $106,953,874, 0.4% - 5.33%, 8/25/34 - 10/19/46)	99,183	99,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.32%, dated 12/27/12 due 1/3/13 (Collateralized by U.S. Government Obligations valued at $69,088,865, 2.5% - 6.49%, 2/13/17 - 12/25/42)	$ 67,004	$ 67,000
0.33%, dated 12/27/12 due 1/3/13 (Collateralized by U.S. Government Obligations valued at $48,513,311, 5% - 6.34%, 1/15/37 - 8/25/42)	47,003	47,000
0.43%, dated:
12/10/12 due 1/7/13:
(Collateralized by Corporate Obligations valued at $22,667,618, 1.13% - 11.5%, 1/17/14 - 10/15/41)	21,009	21,000
(Collateralized by Corporate Obligations valued at $55,441,395, 0% - 6.39%, 7/15/13 - 9/1/46)	52,022	52,000
12/19/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $51,571,820, 0% - 6%, 2/13/17 - 5/25/47)	48,017	48,000
0.45%, dated 12/27/12 due 1/3/13 (Collateralized by Corporate Obligations valued at $29,159,316, 1% - 5%, 2/20/13 - 2/13/17)	27,002	27,000
TOTAL OTHER REPURCHASE AGREEMENT		2,703,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $49,100,059)		49,100,059
NET OTHER ASSETS (LIABILITIES) - 0.1%		34,330
NET ASSETS - 100%		$ 49,134,389
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $552,000,000 or 1.1% of net assets.

(c) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $145,993,000, or 0.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $71,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.53%, 4/1/13	7/18/12	$ 71,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$12,571,605,000 due 1/02/13 at 0.20%
BNP Paribas Securities Corp.	$ 927,655
Bank of America NA	2,044,929
Barclays Capital, Inc.	650,660
Citibank NA	1,068,941
Citigroup Global Markets, Inc.	185,903
Credit Agricole CIB New York Branch	1,859,028
Credit Suisse Securities (USA) LLC	371,062
Deutsche Bank Securities, Inc.	323,471
HSBC Securities (USA), Inc.	1,078,236
ING Financial Markets LLC	148,722
J.P. Morgan Securities, Inc.	407,127
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,270,205
Morgan Stanley & Co., Inc.	568,862
RBC Capital Markets Corp.	427,576
Societe Generale	371,806
UBS Securities LLC	68,040
Wells Fargo Securities LLC	799,382
$ 12,571,605
$724,026,000 due 1/02/13 at 0.20%
Citibank NA	$ 236,095
Merrill Lynch, Pierce, Fenner & Smith, Inc.	173,137
Wells Fargo Securities LLC	314,794
$ 724,026
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2012, the cost of investment securities for income tax purposes was $49,100,059,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

December 31, 2012

1.811334.108

TAX-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.0%
	Principal Amount (000s)	Value (000s)
Alabama - 2.7%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.13% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,230	$ 5,230
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.13% 1/2/13, VRDN (b)	2,500	2,500
Series 1995 B, 0.08% 1/2/13, VRDN (b)	1,500	1,500
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.08% 1/2/13, VRDN (b)	1,800	1,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.14% 1/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	14,750	14,750
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.14% 1/2/13, VRDN (b)	18,000	18,000
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	15,915	15,915
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,700	4,700
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.15% 1/7/13, LOC UBS AG, VRDN (b)	9,265	9,265
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.13% 1/2/13, VRDN (b)	3,300	3,300
		76,960
Alaska - 0.0%
Valdez Marine Term. Rev. (ConocoPhillips Proj.) 0.11% 1/7/13, VRDN (b)	1,200	1,200
Arizona - 0.5%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 B, 0.16% 1/7/13, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.13% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,400	1,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000

	Principal Amount (000s)	Value (000s)
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	$ 1,100	$ 1,100
Series Putters 3307, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,600	3,600
Series ROC II R 11980 X, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,030	3,030
		13,630
Arkansas - 0.5%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.16% 1/7/13, LOC Bank of America NA, VRDN (b)	14,490	14,490
California - 1.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series Putters 4059, 0.13% 1/2/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	470	470
California Edl. Facilities Auth. Rev. Participating VRDN Series Putters 4209, 0.13% 1/2/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	12,745	12,745
California Gen. Oblig. Participating VRDN Series Putters 4265, 0.14% 1/2/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	9,900	9,900
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3248, 0.15% 1/7/13 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)	1,900	1,900
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.15% 1/7/13 (Liquidity Facility Deutsche Bank AG) (b)(e)	8,500	8,500
Series Putters 4200, 0.15% 1/2/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,895	1,895
Los Angeles Hbr. Dept. Rev. Participating VRDN Series WF 10 40C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,400	1,400
Orange County Apt. Dev. Rev. (Riverbend Apts. Proj.) Series 1999 B, 0.14% 1/7/13, LOC Freddie Mac, VRDN (b)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.19% 1/7/13 (Liquidity Facility Bank of America NA) (b)(e)	$ 4,980	$ 4,980
Richmond Wastewtr. Rev. Series 2008 A, 0.12% 1/7/13, LOC Union Bank of California, VRDN (b)	2,000	2,000
		45,290
Colorado - 2.8%
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.1% 1/2/13, LOC Wells Fargo Bank NA, VRDN (b)	16,995	16,995
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	16,000	16,000
Series EGL 07 0040, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	11,700	11,700
Series ROC II R 12312, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	6,700	6,700
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.12% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	20,135	20,135
Series 2008 A2, 0.12% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,685	8,685
		80,215
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3363, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,315	2,315
District Of Columbia - 0.5%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.17% 1/7/13, LOC Bank of America NA, VRDN (b)	1,920	1,920
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.13% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
		13,075

	Principal Amount (000s)	Value (000s)
Florida - 5.4%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	$ 20,295	$ 20,295
Florida Board of Ed. Participating VRDN Series MT 787, 0.15% 1/7/13 (Liquidity Facility Bank of America NA) (b)(e)	10,230	10,230
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,505	10,505
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.12% 1/7/13, LOC Fannie Mae, VRDN (b)	1,050	1,050
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series MS 3251, 0.18% 1/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,625	5,625
Series 2012 I, 0.12% 1/7/13, VRDN (b)	4,200	4,200
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series Putters 4235, 0.13% 1/2/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,990	7,990
North Broward Hosp. District Rev. Series 2005 A, 0.14% 1/7/13, LOC Wells Fargo Bank NA, VRDN (b)	11,400	11,400
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.14% 1/7/13, LOC Bank of America NA, VRDN (b)	19,495	19,495
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.16% 1/7/13, LOC Bank of America NA, VRDN (b)	2,800	2,800
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.15% 1/7/13, LOC Bank of America NA, VRDN (b)	6,165	6,165
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.13% 1/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	8,600	8,600
Palm Beach County Rev.:
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.15% 1/7/13, LOC Northern Trust Co., VRDN (b)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.15% 1/7/13, LOC Bank of America NA, VRDN (b)	17,450	17,450
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.25% 1/7/13, LOC Bank of America NA, VRDN (b)	2,200	2,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	$ 6,930	$ 6,930
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.15% 1/7/13, LOC Wells Fargo Bank NA, VRDN (b)	5,475	5,475
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	7,935	7,935
		151,745
Georgia - 1.3%
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.13% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	2,600	2,600
Georgia Gen. Oblig. Participating VRDN Series WF 11 134C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	11,545	11,545
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.13% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	12,375	12,375
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.14% 1/7/13, LOC PNC Bank NA, VRDN (b)	3,200	3,200
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) Series 2011 A, 0.12% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.13% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	2,825	2,825
		37,545
Hawaii - 0.8%
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 12 14, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	1,600	1,600
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.16% 1/7/13 (Liquidity Facility Deutsche Postbank AG) (b)(e)	20,095	20,095
		21,695

	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.15% 1/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	$ 3,030	$ 3,030
Illinois - 4.8%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.14% 1/7/13, LOC Barclays Bank PLC, VRDN (b)	1,900	1,900
Chicago Wtr. Rev.:
Series 2004 A1, 0.14% 1/7/13, LOC California Pub. Employees Retirement Sys., VRDN (b)	21,660	21,660
Series 2004 A2, 0.14% 1/7/13, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,930	19,930
Illinois Fin. Auth. Rev.:
(Concordia Univ. Proj.) Series 2009, 0.14% 1/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	14,600	14,600
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.13% 1/7/13, LOC JPMorgan Chase Bank, VRDN (b)	6,600	6,600
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.15% 1/7/13, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.14% 1/7/13, LOC Northern Trust Co., VRDN (b)	1,500	1,500
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.08% 1/2/13, LOC Wells Fargo Bank NA, VRDN (b)	1,900	1,900
Participating VRDN:
Series BC 11 16B, 0.15% 1/7/13 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	3,950	3,950
Series Putters 3302, 0.13% 1/2/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,600	4,600
Series Putters 3378, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,795	3,795
Series Putters 3379, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Series 2011 B, 0.08% 1/2/13, LOC Wells Fargo Bank NA, VRDN (b)	2,715	2,715
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.14% 1/7/13, LOC Freddie Mac, VRDN (b)	1,400	1,400
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.13% 1/7/13 (Liquidity Facility Cr. Suisse) (b)(e)	4,500	4,500
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.14% 1/7/13 (Liquidity Facility Cr. Suisse) (b)(e)	2,100	2,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Participating VRDN: - continued
Series MS 3216, 0.18% 1/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	$ 10,000	$ 10,000
Series MS 3219, 0.18% 1/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	15,000	15,000
Series MS 3297, 0.13% 1/7/13 (Liquidity Facility Cr. Suisse) (b)(e)	5,495	5,495
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.1% 1/2/13, LOC Wells Fargo Bank NA, VRDN (b)	6,500	6,500
		135,140
Indiana - 0.2%
Indiana Dev. Fin. Auth. Econ (Archer-Daniels Midland Co. Proj.) Series 2012, 0.2% 1/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	500	500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.14% 1/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (b)	1,800	1,800
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.14% 1/7/13, LOC Wells Fargo Bank NA, VRDN (b)	2,900	2,900
		5,200
Iowa - 0.1%
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.2% 1/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	1,900	1,900
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.13% 1/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,300	6,300
Louisiana - 1.2%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 11948, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	6,665	6,665
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.11% 1/7/13, VRDN (b)	4,100	4,100
Series 2005, 0.07% 1/2/13, VRDN (b)	2,600	2,600

	Principal Amount (000s)	Value (000s)
Series 2007, 0.07% 1/2/13, VRDN (b)	$ 5,850	$ 5,850
Series 2010, 0.13% 1/7/13, VRDN (b)	11,000	11,000
(C-Port LLC Proj.) Series 2008, 0.16% 1/7/13, LOC Bank of America NA, VRDN (b)	3,450	3,450
		33,665
Maryland - 0.3%
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	7,785	7,785
Massachusetts - 3.2%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.16% 1/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	66,850	66,850
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11824, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series EGL 07 0092, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
Series MS 30911, 0.18% 1/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	2,630	2,630
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN Series ROC II R 11537, 0.15% 1/7/13 (Liquidity Facility Deutsche Postbank AG) (b)(e)	1,995	1,995
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series EGL 06 0054, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
		91,475
Michigan - 0.4%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.14% 1/7/13, LOC Comerica Bank, VRDN (b)	5,480	5,480
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.16% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,620	6,620
		12,100
Minnesota - 0.3%
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.13% 1/7/13, LOC Fannie Mae, VRDN (b)	8,150	8,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 1.6%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.07% 1/2/13, VRDN (b)	$ 14,540	$ 14,540
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.07% 1/2/13 (Chevron Corp. Guaranteed), VRDN (b)	21,460	21,460
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.16% 1/7/13, LOC Bank of America NA, VRDN (b)	10,150	10,150
		46,150
Missouri - 1.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2011 B, 0.17% 1/2/13, LOC Bank of America NA, VRDN (b)	16,800	16,800
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.15% 1/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (b)	9,745	9,745
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.15% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,200	5,200
		31,745
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series WF 11 143C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	9,795	9,795
Nevada - 0.7%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	6,100	6,100
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,750	12,750
		18,850
New Mexico - 0.1%
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
New York - 3.2%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.13% 1/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,240	6,240

	Principal Amount (000s)	Value (000s)
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 07 116, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	$ 19,800	$ 19,800
Series ROC II R 11916, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	1,245	1,245
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.15% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,800	3,800
Series ROC II R 14022, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,185	2,185
Series WF 11-21C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,000	1,000
Series 2001 B, 0.15% 1/2/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	7,000	7,000
Series 2003 1D, 0.13% 1/2/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	14,040	14,040
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,225	2,225
New York Dorm. Auth. Revs.:
Participating VRDN Series EGL 07 0003, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	15,560	15,560
Series 2006 A2, 0.14% 1/7/13, LOC TD Banknorth, NA, VRDN (b)	7,030	7,030
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,185	3,185
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
		89,735
Non State Specific - 0.0%
Illinois Fin. Auth. Rev. Participating VRDN Series Putters 3174, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,130	1,130
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 2.7%
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 11906, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	$ 2,740	$ 2,740
Series 2002 B, 0.14% 1/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	2,000	2,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.15% 1/7/13, LOC Bank of America NA, VRDN (b)	4,580	4,580
(High Point Univ. Rev.) Series 2006, 0.13% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	1,900	1,900
Series EGL 07 0015, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	10,890	10,890
Series EGL 7053004 Class A, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	13,105	13,105
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.15% 1/7/13, LOC Bank of America NA, VRDN (b)	5,575	5,575
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.12% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	1,650	1,650
(WakeMed Proj.):
Series 2009 B, 0.15% 1/7/13, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Series 2009 C, 0.15% 1/7/13, LOC Wells Fargo Bank NA, VRDN (b)	16,510	16,510
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.15% 1/7/13, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.22% 1/7/13, LOC Cr. Industriel et Commercial, VRDN (b)	2,400	2,400

	Principal Amount (000s)	Value (000s)
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	$ 4,950	$ 4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,100	2,100
		75,510
Ohio - 0.5%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (b)	9,800	9,800
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.13% 1/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,200	5,200
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.12% 1/7/13, LOC JPMorgan Chase Bank, VRDN (b)	70	70
		15,070
Oklahoma - 0.1%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.15% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)	1,795	1,795
Oregon - 0.1%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Pennsylvania - 0.9%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.08% 1/2/13, LOC UBS AG, VRDN (b)	11,140	11,140
Haverford Township School District Series 2009, 0.12% 1/7/13, LOC TD Banknorth, NA, VRDN (b)	965	965
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series WF 11 26C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,000	2,000
Philadelphia School District Series 2009 C, 0.11% 1/7/13, LOC TD Banknorth, NA, VRDN (b)	6,000	6,000
		24,615
South Carolina - 1.5%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.1% 1/2/13, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.15% 1/7/13, LOC Wells Fargo Bank NA, VRDN (b)	$ 17,400	$ 17,400
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.16% 1/7/13, LOC Bank of America NA, VRDN (b)	7,969	7,969
(Newberry College Proj.) Series 2008, 0.13% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	11,565	11,565
		41,934
Tennessee - 1.3%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.):
Series 2008 E1A, 0.13% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	4,200	4,200
Series 2009 E8A, 0.13% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	1,400	1,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.19% 1/7/13, LOC Bank of America NA, VRDN (b)	3,500	3,500
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.13% 1/7/13, LOC Bank of America NA, VRDN (b)	1,425	1,425
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.16% 1/7/13, LOC Bank of America NA, VRDN (b)	23,895	23,895
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.14% 1/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,500	1,500
		35,920
Texas - 8.5%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,170	10,170
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 06 91, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,125	10,125
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,475	3,475

	Principal Amount (000s)	Value (000s)
Birdville Independent School District Participating VRDN Series MT 720, 0.15% 1/7/13 (Liquidity Facility Bank of America NA) (b)(e)	$ 6,000	$ 6,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	18,990	18,990
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	14,835	14,835
Series Putters 3742, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,885	7,885
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.13% 1/7/13, LOC Barclays Bank PLC, VRDN (b)	3,700	3,700
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.16% 1/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	40,000	40,000
Series ROC II R 10360, 0.11% 1/2/13 (Liquidity Facility Citibank NA) (b)(e)	28,695	28,695
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.15% 1/7/13 (Liquidity Facility Bank of America NA) (b)(e)	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11411, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series ROC II R 11885X, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	5,180	5,180
Series ROC II R 12324, 0.11% 1/2/13 (Liquidity Facility Citibank NA) (b)(e)	5,360	5,360
Klein Independent School District Participating VRDN Series WF 11 51 C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,000	5,000
Leander Independent School District Participating VRDN Series BC 10 28W, 0.15% 1/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,200	7,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	$ 2,040	$ 2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.13% 1/7/13 (Liquidity Facility Cr. Suisse) (b)(e)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.15% 1/7/13 (Liquidity Facility Bank of America NA) (b)(e)	5,460	5,460
Series ROC II R 593 PB, 0.15% 1/7/13 (Liquidity Facility Deutsche Postbank AG) (b)(e)	1,300	1,300
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.16% 1/7/13 (Liquidity Facility Deutsche Postbank AG) (b)(e)	1,000	1,000
Port Arthur Navigation District Envir. Facilities Rev. Series 2010 D, 0.13% 1/2/13, VRDN (b)	2,550	2,550
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.16% 1/7/13 (Total SA Guaranteed), VRDN (b)	4,100	4,100
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.14% 1/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,100	1,100
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,500	4,500
Texas A&M Univ. Rev. Participating VRDN:
Series BC 10 39W, 0.15% 1/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,580	1,580
0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(e)	4,575	4,575
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.2% 1/7/13, LOC Bank of America NA, VRDN (b)	600	600

	Principal Amount (000s)	Value (000s)
Texas Gen. Oblig. Participating VRDN:
Series Putters 4264, 0.14% 1/2/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 1,945	$ 1,945
Series Solar 06 57, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	7,105	7,105
		241,470
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 1/7/13, LOC Wells Fargo Bank NA, VRDN (b)	2,710	2,710
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,530	5,530
		8,240
Virginia - 0.8%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.07% 1/2/13, LOC Wells Fargo Bank NA, VRDN (b)	3,635	3,635
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3285, 0.18% 1/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,510	5,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.13% 1/7/13, LOC Branch Banking & Trust Co., VRDN (b)	3,650	3,650
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.15% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,590	3,590
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.15% 1/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,125	2,125
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.13% 1/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	2,910	2,910
		21,420
Washington - 4.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,280	7,280
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,325	3,325
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.15% 1/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	$ 2,500	$ 2,500
Univ. of Washington Univ. Revs. Participating VRDN:
Series BC 12 1, 0.15% 1/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,710	3,710
Series BC 12 7WX, 0.15% 1/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,500	5,500
Series Solar 07 94, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	18,304	18,304
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.15% 1/7/13, LOC Wells Fargo Bank NA, VRDN (b)	6,945	6,945
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.14% 1/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	28,730	28,730
Series Putters 3054, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,035	3,035
Series Putters 3539, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.14% 1/7/13, LOC Union Bank of California, VRDN (b)	5,400	5,400
Participating VRDN Series Putters 4728, 0.15% 1/7/13 (Liquidity Facility Bank of America NA) (b)(e)	3,300	3,300
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.15% 1/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	2,650	2,650
(Discovery Heights Apt. Proj.) Series 2010, 0.12% 1/7/13, LOC Freddie Mac, VRDN (b)	2,575	2,575
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.18% 1/2/13, LOC Bank of America NA, VRDN (b)	23,400	23,400
		120,984

	Principal Amount (000s)	Value (000s)
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.15% 1/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	$ 15,800	$ 15,800
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.17% 1/7/13, LOC JPMorgan Chase Bank, VRDN (b)	7,300	7,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.15% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,000	2,000
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,545	1,545
		10,845
TOTAL VARIABLE RATE DEMAND NOTE		1,579,913
Other Municipal Debt - 40.1%

Alaska - 0.1%
Anchorage Gen. Oblig. Series A1, 0.23% 6/5/13, LOC Wells Fargo Bank NA, CP	600	600
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	1,000	1,004
		1,604
Arizona - 0.6%
Arizona Trans. Board Excise Tax Rev. Bonds Series 2011, 5% 7/1/13	2,135	2,185
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.18% 3/14/13, LOC Royal Bank of Canada, CP	5,500	5,500
Series 2012 B, 0.17% 1/24/13, LOC Wells Fargo Bank NA, CP	6,400	6,400
Pima County Gen. Oblig. Bonds Series 2012 A, 1% 7/1/13	1,300	1,305
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds Series 2009 B, 3% 1/1/14	1,000	1,027
		16,417
California - 5.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/13	1,500	1,524
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	4,100	4,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig. RAN:
Series A1, 2.5% 5/30/13	$ 35,000	$ 35,309
Series A2, 2.5% 6/20/13	4,000	4,038
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13	1,700	1,703
Series 2012 E, 2% 3/1/13	7,655	7,677
Series 2012 G, 2% 3/1/13	7,100	7,120
Fresno County Gen. Oblig. TRAN 2% 6/28/13	1,400	1,412
Los Angeles County Gen. Oblig. TRAN:
Series 2012 A, 2% 2/28/13	15,000	15,043
Series 2012 B, 2% 3/29/13	15,500	15,567
Los Angeles Gen. Oblig. TRAN Series 2012 B, 2% 3/28/13	7,900	7,934
Los Angeles Unified School District TRAN:
Series 2012 A, 2.5% 2/28/13	5,100	5,119
Series 2012 A2, 1% 2/28/13	11,200	11,215
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	1,900	1,928
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.23% 1/10/13, LOC Wells Fargo Bank NA, CP	4,200	4,200
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	6,800	6,830
Series 2012 B, 2% 6/28/13	3,000	3,026
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	2,600	2,623
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	3,100	3,100
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A, 0.17% 3/5/13, LOC Wells Fargo Bank NA, CP	5,900	5,900
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	7,500	7,500
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	11,700	11,833
		164,701
Colorado - 0.8%
Colorado Gen. Fdg. Rev. TRAN Series 2012 A, 2.5% 6/27/13	3,700	3,742
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,700	1,700

	Principal Amount (000s)	Value (000s)
Denver City & County Wtr. Bonds Series PZ 232, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	$ 16,115	$ 16,115
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	1,100	1,107
		22,664
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	1,700	1,709
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	500	509
		2,218
District Of Columbia - 1.5%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000:
0.22% tender 2/19/13, LOC JPMorgan Chase Bank, CP mode	3,600	3,600
0.22% tender 2/19/13, LOC JPMorgan Chase Bank, CP mode	6,600	6,600
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.17% 3/7/13, LOC JPMorgan Chase Bank, CP	31,000	31,000
0.21% 2/7/13, LOC JPMorgan Chase Bank, CP	1,900	1,900
		43,100
Florida - 2.1%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2004 B, 5% 6/1/13	1,400	1,427
Series 2012 A, 5% 6/1/13	5,200	5,303
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2005 B, 5% 7/1/13	1,000	1,024
Series 2010 D, 5% 7/1/13	1,000	1,023
Series 2011 B, 4% 7/1/13	1,340	1,365
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2003 B, 5% 7/1/13	1,000	1,024
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	1,000	1,029
Series 1998 A, 6% 7/1/13	1,000	1,028
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	7,255	7,255
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.19% 2/6/13, LOC JPMorgan Chase Bank, CP	6,500	6,500
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 5% 7/15/13	2,575	2,641
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.22% 1/10/13, LOC State Street Bank & Trust Co., Boston, CP	$ 27,600	$ 27,600
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.23%, tender 7/29/13 (b)	1,900	1,900
		59,119
Georgia - 0.3%
Georgia Gen. Oblig. Bonds:
Series 1999 B, 5.75% 8/1/13	1,000	1,032
Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	6,620	6,620
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	1,000	1,013
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.2% 2/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	900	900
		9,565
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2011 EC, 5% 12/1/13	1,000	1,043
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	19,900	20,074
Illinois - 0.1%
Illinois Fin. Auth. Ed. Rev. 0.18% 1/2/13, LOC PNC Bank NA, CP	1,600	1,600
Indiana - 0.6%
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (b)	13,000	13,000
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series D2, 0.21% tender 1/17/13, CP mode	5,100	5,100
		18,100
Iowa - 0.6%
Iowa Fin. Auth. Midwestern Bonds (Fertilizer Co. Proj.) Series 2012, 0.18%, tender 4/12/13 (b)	18,300	18,300
Kansas - 0.0%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.16% 9/1/13 (b)	1,000	1,000
Maryland - 1.0%
Baltimore County Gen. Oblig.:
Bonds 5% 8/1/13	1,000	1,028
Series 2011:
0.14% 1/14/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,063	4,063
0.14% 2/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,200	2,200

	Principal Amount (000s)	Value (000s)
0.14% 2/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 2,438	$ 2,438
0.16% 1/8/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,900	4,900
0.18% 1/7/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,700	3,700
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2008, 5% 2/15/13	900	905
Maryland Gen. Oblig. Bonds:
First Series 2003 A, 5.25% 3/1/13	900	907
First Series 2005 B, 5% 2/15/13	1,350	1,358
First Series 2007, 5% 3/15/13	2,990	3,019
First Series of 2002 A, 5.5% 3/1/13	1,200	1,210
Maryland Trans. Auth. Grant Rev. Bonds:
Series 2007, 5% 3/1/13	1,500	1,512
Series 2008, 5% 3/1/13	900	907
		28,147
Massachusetts - 0.1%
Massachusetts Gen. Oblig. RAN Series 2012 A, 2% 4/25/13	1,400	1,408
Michigan - 0.9%
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.22%, tender 7/29/13 (b)	9,700	9,700
0.22%, tender 7/29/13 (b)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C:
0.15% tender 1/22/13, CP mode	2,100	2,100
0.16% tender 2/12/13, CP mode	3,870	3,870
0.19% tender 2/4/13, CP mode	4,425	4,425
		25,235
Minnesota - 0.3%
Minnesota Pub. Facilities Auth. Rev. Bonds Series 2010 A, 5% 3/1/13	2,325	2,343
Univ. of Minnesota Univ. Revs.:
Series 2005 A, 0.16% 1/3/13, CP	1,700	1,700
Series 2012 A, 0.16% 1/7/13, CP	3,000	3,000
		7,043
Missouri - 0.1%
Curators of the Univ. of Missouri Series 2012 A, 0.19% 3/8/13, CP	1,800	1,800
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	2,200	2,216
		4,016
Nebraska - 1.2%
Nebraska Pub. Pwr. District Rev. Series 2012 A:
0.21% 2/1/13, CP	6,350	6,350
0.21% 2/5/13, CP	10,100	10,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series 2012 A: - continued
0.22% 2/6/13, CP	$ 10,500	$ 10,500
Omaha Pub. Pwr. District Elec. Rev. Series 2012 A, 0.14% 1/14/13, CP	7,700	7,700
		34,650
Nevada - 0.1%
Clark County School District Bonds Series 2008 A, 5% 6/15/13	1,000	1,021
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 A, 0.18% 4/4/13, LOC JPMorgan Chase Bank, CP	3,000	3,000
		4,021
New York - 1.5%
New York Metropolitan Trans. Auth. Rev. Series 2, 0.17% 3/12/13, LOC Royal Bank of Canada, CP	10,400	10,400
New York Pwr. Auth. Series 2:
0.17% 2/6/13, CP	14,632	14,632
0.2% 2/19/13, CP	4,195	4,195
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	8,500	8,538
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	4,600	4,603
		42,368
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 2012 B, 0.2% 3/1/13, CP	1,600	1,600
North Carolina - 0.5%
Board of Governors of the Univ. of North Carolina Series 2012 D, 0.19% 2/13/13, CP	1,200	1,200
North Carolina Gen. Oblig. Bonds Series 2003 B, 5% 4/1/13	1,000	1,012
Raleigh Gen. Oblig. Bonds Series 2012 B, 2% 4/1/13	4,700	4,721
Wake County Gen. Oblig. Bonds Series 2007, 5% 3/1/13	2,000	2,015
Winston-Salem Ltd. Oblig. Bonds Series 2012 A, 2% 3/1/13	5,600	5,616
		14,564
Ohio - 1.7%
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (b)	4,500	4,500
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.2% tender 4/4/13, CP mode	5,000	5,000

	Principal Amount (000s)	Value (000s)
0.21% tender 3/7/13, CP mode	$ 13,450	$ 13,450
Series 2008 B6, 0.2% tender 1/10/13, CP mode	9,200	9,200
Series 2008 B6, 0.19% tender 6/5/13, CP mode	15,000	15,000
		47,150
Oklahoma - 0.7%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2012 A:
0.18% 1/8/13, LOC State Street Bank & Trust Co., Boston, CP	16,835	16,835
0.18% 3/7/13, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
		18,335
Oregon - 0.9%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.13% tender 2/5/13, CP mode	6,400	6,400
0.2% tender 2/7/13, CP mode	13,000	13,000
Series 2003 F, 0.16% tender 1/15/13, CP mode	6,100	6,100
		25,500
Pennsylvania - 0.1%
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	3,800	3,833
South Carolina - 0.7%
Charleston County School District Bonds Series 2012 B, 5% 3/1/13	2,000	2,016
South Carolina Gen. Oblig. Bonds:
Series 2010 A, 4% 6/1/13	1,150	1,168
Series 2011 A, 5% 3/1/13	6,000	6,047
Series 2012 A, 4% 4/1/13	1,935	1,953
Series 2012 C, 4% 4/1/13	3,095	3,124
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2010 B, 5% 1/1/13	1,250	1,250
Spartanburg County School District No. 7 Bonds Series 2012, 4% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	3,375	3,395
		18,953
Texas - 10.5%
Austin Elec. Util. Sys. Rev. Series 2012 A:
0.15% 2/21/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
0.15% 2/21/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,300	2,300
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	2,665	2,665
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Franklin Independent School District Bonds Series 2011, 0.75% 2/15/13 (Permanent School Fund of Texas Guaranteed)	$ 1,000	$ 1,001
Frisco Independent School District Bonds Series 2012 B, 2% 8/15/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,011
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	10,525	10,525
Grand Prairie Independent School District Bonds Series 2011, 2% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,865	2,871
Harris County Gen. Oblig.:
Series 2012 A1, 0.22% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,365	7,365
Series 2012 D:
0.15% 2/21/13 (Liquidity Facility JPMorgan Chase Bank), CP	7,530	7,530
0.17% 4/4/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
TAN Series 2012:
1% 2/28/13	15,500	15,520
2% 2/28/13	2,700	2,708
Harris County Metropolitan Trans. Auth.:
Series 2012 A1:
0.17% 3/14/13 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
0.21% 5/21/13 (Liquidity Facility JPMorgan Chase Bank), CP	15,250	15,250
Series A3:
0.2% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.21% 2/20/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Gen. Oblig. Series 2012 A, 0.16% 2/8/13, LOC Union Bank of California, CP	3,700	3,700
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Series 2012 A, 0.19% 2/5/13, CP	6,000	6,000
Series A, 0.2% 2/7/13, CP	5,230	5,230
Houston Independent School District Bonds Series 2007, 5% 2/15/13 (Permanent School Fund of Texas Guaranteed)	1,130	1,137
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	1,300	1,300

	Principal Amount (000s)	Value (000s)
Lower Colorado River Auth. Rev.:
0.21% 2/14/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 2,000	$ 2,000
0.22% 2/14/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,600	5,600
Plano Independent School District Bonds Series 2010, 5% 2/15/13 (Permanent School Fund of Texas Guaranteed)	3,025	3,043
Richardson Independent School District Bonds Series 2011, 3% 2/15/13 (Permanent School Fund of Texas Guaranteed)	1,290	1,294
San Antonio Wtr. Sys. Rev. Bonds Series 2012 A, 2% 5/15/13	1,705	1,716
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.26%, tender 7/29/13 (b)	6,200	6,200
Texas A&M Univ. Rev. Series 1993 B:
0.15% 3/7/13, CP	6,400	6,400
0.2% 2/7/13, CP	4,400	4,400
Texas Gen. Oblig.:
Bonds Series 2007 A, 5% 8/1/13	1,200	1,233
TRAN 2.5% 8/30/13	121,000	122,818
Texas Muni. Pwr. Agy. Rev. Series 2005, 0.18% 1/7/13, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	1,100	1,100
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	1,000	1,012
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.15% 3/6/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000	3,000
0.16% 3/13/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,900	1,900
Upper Trinity Reg'l. Wtr. District Series 2012 A, 0.18% 1/7/13, LOC Bank of America NA, CP	1,800	1,800
		294,479
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.15% 2/20/13 (Liquidity Facility Bank of Nova Scotia), CP	4,000	4,000
Series 1997 B3, 0.15% 2/21/13 (Liquidity Facility JPMorgan Chase Bank), CP	3,800	3,800
Series 1998 B4, 0.21% 2/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	9,760	9,760
		17,560
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.2%
Fairfax County Indl. Dev. Auth. Bonds:
(Inova Health Sys. Proj.) Series 2012 C, 0.21%, tender 7/29/13 (b)	$ 2,800	$ 2,800
Series 2012 A, 3% 5/15/13	4,130	4,172
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.15% 2/21/13, CP	3,500	3,500
0.17% 4/4/13, CP	15,000	15,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2009 A, 5% 2/1/13	1,000	1,004
Virginia Commonwealth Trans. Board Rev. Bonds Series 2001, 5% 5/15/13	5,965	6,070
		32,546
Washington - 1.2%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2004 A, 5.25% 7/1/13	600	615
Series 2005 B, 5% 7/1/13	1,055	1,080
(#3 Proj.) Series 2003 A, 5.5% 7/1/13	1,500	1,539
Seattle Gen. Oblig. Bonds Series 2011, 2.5% 3/1/13	3,775	3,789
Washington Gen. Oblig. Bonds:
Series 2007 C, 5% 7/1/13	1,000	1,024
Series 2008 C, 4.25% 1/1/13	1,000	1,000
Series 2011 C, 5% 7/1/13	1,315	1,346
Series GS 06 7T, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	24,220	24,220
		34,613
Wisconsin - 3.4%
Milwaukee Gen. Oblig. Bonds Series 2011 N3, 5% 5/15/13	1,400	1,425
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	9,000	9,056
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/13	1,600	1,625
Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,600	1,600
Series 2005 A:
0.16% 3/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,999	4,999
0.17% 2/11/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	15,616	15,616

	Principal Amount (000s)	Value (000s)
0.2% 2/19/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 1,000	$ 1,000
Series 2006 A:
0.15% 2/21/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,000	4,000
0.16% 1/8/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,700	3,700
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Ministry Health Care Proj.) Series 2012 A:
0.17% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	11,500	11,500
0.19% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	1,820	1,820
Series 2012 B, 2% 8/15/13	1,100	1,111
Wisconsin Trans. Rev.:
Series 1997 A, 0.18% 4/4/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
Series 2006 A:
0.15% 2/21/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,500
0.18% 4/4/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,710	1,710
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,474
		95,136
TOTAL OTHER MUNICIPAL DEBT		1,130,662
Investment Company - 0.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.14% (c)(d)	3,774,000	3,774
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $2,714,349)		2,714,349
NET OTHER ASSETS (LIABILITIES) - 3.8%		107,524
NET ASSETS - 100%		$ 2,821,873
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,320,000 or 0.4% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,600,000 or 2.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 1,700
Cypress-Fairbanks Independent School District Bonds Series 86TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	4/2/12 - 12/13/12	$ 2,665
Security	Acquisition Date	Cost (000s)
Denver City & County Wtr. Bonds Series PZ 232, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	3/29/07 - 11/29/12	$ 16,115
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	1/11/07 - 11/29/12	$ 7,255
Georgia Gen. Oblig. Bonds Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	7/2/10 - 2/13/12	$ 6,620
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	3/15/07 - 11/29/12	$ 10,525
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 1,300
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 3,100
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	5/2/12	$ 7,500
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	10/26/09 - 11/30/12	$ 24,220
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12 - 12/28/12	$ 1,600
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 35
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2012, the cost of investment securities for income tax purposes was $2,714,349,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

December 31, 2012

1.811324.108

TO-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 93.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 93.7%
U.S. Treasury Bills
1/3/13 to 6/27/13	0.01 to 0.15%	$ 7,186,795	$ 7,185,745
U.S. Treasury Notes
1/15/13 to 8/31/13	0.04 to 0.20	2,030,120	2,034,350
TOTAL INVESTMENT PORTFOLIO - 93.7% (Cost $9,220,095)	9,220,095
NET OTHER ASSETS (LIABILITIES) - 6.3%	624,677
NET ASSETS - 100%	$ 9,844,772
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2012, the cost of investment securities for income tax purposes was $9,220,095,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

December 31, 2012

1.811325.108

TRES-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 29.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 29.4%
U.S. Treasury Bills
1/3/13	0.15%	$ 149,000	$ 148,999
U.S. Treasury Notes
1/15/13 to 1/15/14	0.15 to 0.24	4,096,312	4,126,172
TOTAL TREASURY DEBT			4,275,171
Treasury Repurchase Agreement - 70.5%
	Maturity Amount (000s)
In a joint trading account at:
0.2% dated 12/31/12 due 1/2/13 (Collateralized by U.S. Treasury Obligations) #	$ 4,990,976	4,990,920
0.2% dated 12/31/12 due 1/2/13 (Collateralized by U.S. Treasury Obligations) #	694,973	694,965
With:
Barclays Capital, Inc. at 0.2%, dated 12/31/12 due 1/2/13 (Collateralized by U.S. Treasury Obligations valued at $3,277,225,806, 1.13%, 12/31/19)	3,218,036	3,218,000
BNP Paribas Securities Corp. at 0.18%, dated 12/5/12 due 1/7/13 (Collateralized by U.S. Treasury Obligations valued at $250,955,232, 0.38% - 4.5%, 4/15/15 - 11/15/15)	246,075	246,000

	Maturity Amount (000s)	Value (000s)
Goldman Sachs & Co. at 0.17%, dated 12/27/12 due 1/3/13 (Collateralized by U.S. Treasury Obligations valued at $365,050,194, 2.75% - 8.75%, 8/15/20 - 8/15/42)	$ 357,012	$ 357,000
RBS Securities, Inc. at 0.2%, dated 12/12/12 due 1/7/13 (Collateralized by U.S. Treasury Obligations valued at $744,899,116, 0.13% - 11.25%, 1/15/13 - 5/15/42)	730,118	730,000
TOTAL TREASURY REPURCHASE AGREEMENT		10,236,885
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $14,512,056)		14,512,056
NET OTHER ASSETS (LIABILITIES) - 0.1%		13,751
NET ASSETS - 100%		$ 14,525,807
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,990,920,000 due 1/02/13 at 0.20%
Credit Suisse Securities (USA) LLC	$ 2,706,466
HSBC Securities (USA), Inc.	32,448
J.P. Morgan Securities, Inc.	304,325
RBS Securities, Inc.	1,710,984
Wells Fargo Securities LLC	236,697
$ 4,990,920
$694,965,000 due 1/02/13 at 0.20%
Barclays Capital, Inc.	$ 193,492
Merrill Lynch, Pierce, Fenner & Smith, Inc.	137,708
RBS Securities, Inc.	363,765
$ 694,965
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2012, the cost of investment securities for income tax purposes was $14,512,056,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013